Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Summary of Property and Equipment

Property and equipment consist of the following:

	As of December 31,
	2016	2017
Cost:
Office equipment	4,629	4,661
Leasehold improvements	1,653	1,763
Furniture and fixtures	747	753

Total cost	7,029	7,177
Less: Accumulated depreciation	(4,519)	(5,882)
Exchange differences	(192)	(130)

Property and equipment, net	2,318	1,165

Summary of Depreciation Expense Recognized

Depreciation expense recognized for the years ended December 31, 2015, 2016 and 2017 are summarized as follows:

	For the years ended December 31,
	2015	2016	2017
Cost of revenues	9	11	6
Research and development	161	199	108
Sales and marketing expenses	662	838	582
General and administrative expenses	306	464	667

Total	1,138	1,512	1,363